Goodwill and acquisitions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Goodwill and acquisitions [Abstract]
(Decrease) increase in goodwill	£ (156.6)
Goodwill foreign currency translation difference	320.8
Goodwill impairment	52.9	£ 0.0
Additional recognition, goodwill	£ 217.1